Note 5 - Credit Assets, Net of Allowance for Credit Losses	9 Months Ended
Jul. 31, 2025
Statement Line Items [Line Items]
Disclosure of loans and advances to customers [text block]
5.	Credit assets, net of allowance for credit losses:

VersaBank organizes its Credit Asset portfolios into the following two broad asset categories: Receivable Purchase Program (previously referred to as “Receivable Purchase Program/Point-of-Sale Loans & Leases” or “Point-of-Sale Loans & Leases”) and Multi-Family Residential Loans and Other (the amalgamation of what was previously referred to as “Commercial Real Estate Mortgages”, “Commercial Real Estate Loans”, and “Public Sector and Other Financing”). These categories have been established in VersaBank’s proprietary, internally developed asset management system and have been designed to catalogue individual lending assets as a function primarily of their key risk drivers, the nature of the underlying collateral, and the applicable market segment.

The Receivable Purchase Program (“RPP”) category is composed of investments in the expected cash flow streams derived primarily from consumer and small business loans and leases that are originated and owned throughout their lifetime by VersaBank’s RPP partners.

The Multi-Family Residential Loans and Other (“MROL”) category is composed of two sub-segments:  Multi-Family Residential Loans, which consists of CMHC-insured (zero-risk weighted) loans and uninsured loans to real estate developers to finance the construction phase of development of multi-family, student residence, condominium and retirement home properties, as well as term and bridge loans to real estate developers secured by completed aforementioned properties and units.  It also includes the public sector and infrastructure loans and leases. The majority of these loans are business-to-business loans with the underlying credit risk exposure being primarily residential in nature given that the vast majority of the loans are related to properties that are designated primarily for residential use. The portfolio benefits from diversity in its underlying security in the form of a broad range of such collateral properties.

Summary of credit assets, net of allowance for credit losses:

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2025	2024	2024

Receivable purchase program	$3,720,442	$3,307,328	$3,228,354
Multi-family residential loans and other	1,041,076	910,314	801,791
	4,761,518	4,217,642	4,030,145

Allowance for credit losses	(6,037)	(3,303)	(2,401)
Accrued interest	22,835	21,777	21,705

Total credit assets, net of allowance for credit losses	$4,778,316	$4,236,116	$4,049,449

The following table provides a summary of credit asset amounts, ECL allowance amounts, and expected loss (“EL”) rates by lending asset category:

	As at July 31, 2025				As at October 31, 2024
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Receivable purchase program	$3,696,120	$16,816	$7,506	$3,720,442	$3,294,675	$12,653	$-	$3,307,328
ECL allowance	2,696	82	1,203	3,981	783	-	-	783
EL %	0.07%	0.48%	16.02%	0.11%	0.02%	0.00%	0.00%	0.02%
Multi-family residential loans and other	$861,304	$148,398	$31,374	$1,041,076	$737,125	$173,121	$68	$910,314
ECL allowance	1,738	317	1	2,056	2,213	306	1	2,520
EL %	0.20%	0.21%	0.00%	0.20%	0.30%	0.18%	1.47%	0.28%
Total credit assets	$4,557,424	$165,214	$38,880	$4,761,518	$4,031,800	$185,774	$68	$4,217,642
Total ECL allowance	4,434	399	1,204	6,037	2,996	306	1	3,303
Total EL %	0.10%	0.24%	3.10%	0.13%	0.07%	0.16%	1.47%	0.08%

The Bank’s maximum exposure to credit risk is the carrying value of its financial assets. The Bank holds security against the majority of its credit assets in the form of mortgage interests over property, other registered securities over assets, guarantees and/or cash reserves (holdbacks) related to receivables purchased included in the RPP Financing portfolio (see note 8).

Allowance for credit losses

The Bank must maintain an allowance for expected credit losses that are adequate, in management’s opinion, to absorb all credit related losses in the Bank’s lending and treasury portfolios. The expected credit loss methodology requires recognition of credit losses based on 12 months of expected losses for performing credit assets which is reflected in the Bank’s Stage 1 grouping. The Bank recognizes lifetime expected losses on credit assets that have experienced a significant increase in credit risk since its origination, which is reflected in the Bank’s Stage 2 grouping. Impaired credit assets require recognition of lifetime losses and are reflected in Stage 3 grouping.

Forward-looking Information

The Bank has sourced credit risk modeling systems and forecast macroeconomic scenario data from Moody’s Analytics, a third-party service provider for the purpose of computing forward-looking credit risk parameters under multiple macroeconomic scenarios that consider both market-wide and idiosyncratic factors and influences. The macroeconomic indicator data utilized by the Bank for the purpose of sensitizing probability of default and loss given default term structure data to forward economic conditions include, but are not limited to: real GDP, the national unemployment rate, long term interest rates, the consumer price index, the S&P/TSX Index and the price of oil. These specific macroeconomic indicators were selected in an attempt to ensure that the spectrum of fundamental macroeconomic influences on the key drivers of the credit risk profile of the bank’s assets, including: corporate, consumer and real estate market dynamics; corporate, consumer and SME borrower performance; geography; as well as collateral value volatility, are appropriately captured and incorporated into the Bank’s forward macroeconomic sensitivity analysis.

The key assumptions driving the quarterly outlook for 2025 include global tariff policies, while stabilizing, still carry uncertainty regarding their size, scope, and timing. Tariffs may pose challenges to both the Canadian and U.S. economies, potentially leading to reduced economic activity. A decline in export demand could dampen investment and hiring, thereby slowing consumption growth. Although the economy is expected to avoid a recession, annual GDP growth will likely decelerate by the end of 2025. As economic momentum slows, we anticipate some rate cuts by the Bank of Canada and the U.S. Federal Reserve. The unemployment rate forecast has been revised upward in response to a more subdued growth outlook. Additionally, upcoming changes to Canadian immigration policy are expected to reduce labor force growth in 2025, which could further influence the unemployment rate. While tariffs may contribute to future inflationary pressures, these effects could be overshadowed by broader recession concerns.

Management developed ECL estimates using credit risk parameter term structure forecasts sensitized to individual baseline, upside and downside forecast macroeconomic scenarios, each weighted at 100%, and subsequently computed the variance of each to the Bank’s reported ECL as at July 31, 2025 in order to assess the alignment of the Bank’s reported ECL with the Bank’s credit risk profile, and further, to assess the scope, depth and ultimate effectiveness of the credit risk mitigation strategies that the Bank has applied to its lending portfolios (see Expected Credit Loss Sensitivity below).

Expected credit loss sensitivity:

The following table presents the sensitivity of the Bank’s estimated ECL to a range of individual macroeconomic scenarios, that in isolation may not reflect the Bank’s actual expected ECL exposure, as well as the variance of each to the Bank’s reported ECL as at July 31, 2025:

(thousands of Canadian dollars)
	Reported	100%		100%		100%
	ECL	Upside		Baseline		Downside

Allowance for expected credit losses	$6,037	$5,470		$5,927		$6,770
Provision (recovery) from reported ECL		(567)		(110)		733
Variance from reported ECL (%)		(9%	)	(2%	)	12%

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended July 31, 2025:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$2,360	$611	$29	$3,000
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	336	(529)	1,174	981
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	336	(529)	1,174	981
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,696	$82	$1,203	$3,981

Multi-family residential loans and other
Balance at beginning of period	$1,400	$557	$1	$1,958
Transfer in (out) to Stage 1	(236)	236	-	-
Transfer in (out) to Stage 2	234	(234)	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	15	435	-	450
Credit asset originations	501	-	-	501
Derecognitions and maturities	(77)	(675)	-	(752)
Provision for (recovery of) credit losses	438	(238)	-	200
Write-offs	(102)	-	-	(102)
Recoveries	-	-	-	-
FX Impact	4	(3)	-	1
Balance at end of period	$1,738	$317	$1	$2,056

Total balance at end of period	$4,434	$399	$1,204	$6,037

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended July 31, 2024:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$207	$-	$-	$207
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	358	-	-	358
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	358	-	-	358
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$565	$-	$-	$565

Multi-family residential loans and other
Balance at beginning of period	$1,886	$309	$-	$2,195
Transfer in (out) to Stage 1	74	(74)	-	-
Transfer in (out) to Stage 2	(241)	241	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(189)	(58)	-	(247)
Credit asset originations	7	-	-	7
Derecognitions and maturities	(100)	(19)	-	(119)
Provision for (recovery of) credit losses	(449)	90	-	(359)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
FX Impact	-	-	-	-
Balance at end of period	$1,437	$399	$-	$1,836

Total balance at end of period	$2,002	$399	$-	$2,401

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the nine months ended July 31, 2025:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$783	$-	$-	$783
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1,913	82	1,203	3,198
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	1,913	82	1,203	3,198
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,696	$82	$1,203	$3,981

Multi-family residential loans and other
Balance at beginning of period	$2,213	$306	$1	$2,520
Transfer in (out) to Stage 1	(633)	633	-	-
Transfer in (out) to Stage 2	380	(380)	-	-
Transfer in (out) to Stage 3	-	(43)	43	-
Net remeasurement of loss allowance	(322)	530	(43)	165
Credit asset originations	541	(29)	-	512
Derecognitions and maturities	(91)	(691)	-	(782)
Provision for (recovery of) credit losses	(124)	20	-	(104)
Write-offs	(361)	-	-	(361)
Recoveries	-	-	-	-
FX Impact	12	(10)	-	2
Balance at end of period	$1,738	$317	$1	$2,056

Total balance at end of period	$4,434	$399	$1,204	$6,037

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the nine months ended July 31, 2024:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$100	$-	$-	$100
Transfer in (out) to Stage 1	56	(56)	-	-
Transfer in (out) to Stage 2	(124)	124	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	533	(68)	-	465
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	465	-	-	465
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$565	$-	$-	$565

Multi-family residential loans and other
Balance at beginning of period	$1,845	$568	$-	$2,413
Transfer in (out) to Stage 1	324	(324)	-	-
Transfer in (out) to Stage 2	(403)	403	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(240)	(186)	-	(426)
Credit asset originations	108	-	-	108
Derecognitions and maturities	(197)	(62)	-	(259)
Provision for (recovery of) credit losses	(408)	(169)	-	(577)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
FX Impact	-	-	-	-
Balance at end of period	$1,437	$399	$-	$1,836

Total balance at end of period	$2,002	$399	$-	$2,401

Credit quality:

The Bank assigns a risk rating to each credit asset comprising its credit asset portfolio. A risk rating is assigned as a function of each new credit application, annual review or an amendment to a facility. The risk rating considers the credit risk attributes of the credit asset, structure, individual borrower circumstances as well as local, regional and global macroeconomic and market conditions. The Bank aggregates its risk rating assignments into the following three broad categories:

i)         Satisfactory – The borrower and credit asset valuation are of acceptable credit quality.

ii)        Watchlist – The borrower or the credit asset valuation exhibits potential credit weakness or a downward trend which, if not mitigated, will potentially weaken the Bank’s position. The credit asset requires close supervision.

iii)        Classified – The collection of the structural payment and/or the full repayment of the credit asset is uncertain.

As of July 31, 2025, 98% ( October 31, 2024 – 96%) of the Bank’s credit assets were categorized Satisfactory. There was no material change in the Bank’s processes for managing credit risk during the current quarter.